CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Beginning Balances at Dec. 31, 2008	$ 348,327	$ 78,019	$ 394,169	$ 76,339	$ (11,905)	$ (188,295)
Beginning Balances (in shares) at Dec. 31, 2008		80,000	48,558,614			(11,077,413)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	221,337			221,337
Unrealized holding gains on securities available-for-sale arising during the period	3,285				3,285
Change in retirement obligation	(2,148)				(2,148)
Unrealized loss on derivatives-Prime Swap	(474)				(474)
Unrealized gain on derivatives-Trust Preferred Swap	636				636
Foreign Currency Exchange	119				119
Total comprehensive income	222,755
Issuance of common stock (in shares)			13,800,000
Issuance of common stock	97,985		97,985
Cash dividends declared :
Common stock at $0.78 per share in 2011, $0.40 per share in 2010 and $0.40 per share in 2009	(17,794)			(17,794)
Preferred stock	(3,578)			(3,578)
Warranty reduction	0	826	(991)	165
Discount on preferred stock	0	350		(350)
Excess tax benefit on share-based compensation	(189)		(189)
Restricted stock awards, net of forfeitures (in shares)						152,620
Restricted stock awards, net of forfeitures	(347)		(3,241)			2,894
Share-based compensation expense	2,799		2,799
Ending Balances at Dec. 31, 2009	649,958	79,195	490,532	276,119	(10,487)	(185,401)
Ending Balances (in shares) at Dec. 31, 2009		80,000	62,358,614			(10,924,793)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	59,251			59,251
Unrealized holding gains on securities available-for-sale arising during the period	(1,160)				(1,160)
Change in retirement obligation	479				479
Unrealized loss on derivatives-Prime Swap	(295)				(295)
Unrealized gain on derivatives-Trust Preferred Swap	(1,027)				(1,027)
Foreign Currency Exchange	446				446
Total comprehensive income	57,694
Issuance of common stock (in shares)			6,372,117
Issuance of common stock	91,224		91,224
Preferred stock-CPP payoff (in shares)		(80,000)
Preferred stock-CPP payoff	(79,235)	(79,235)
Cash dividends declared :
Common stock at $0.78 per share in 2011, $0.40 per share in 2010 and $0.40 per share in 2009	(23,194)			(23,194)
Preferred stock	(1,100)			(1,100)
Discount on preferred stock	(765)	40		(805)
Excess tax benefit on share-based compensation	535		535
Exercise of stock options, net of shares purchased (in shares)						88,794
Exercise of stock options, net of shares purchased	(186)		(1,692)			1,506
Restricted stock awards, net of forfeitures (in shares)						170,245
Restricted stock awards, net of forfeitures	(621)		(3,586)			2,965
Share-based compensation expense	3,084		3,084
Ending Balances at Dec. 31, 2010	697,394	0	580,097	310,271	(12,044)	(180,930)
Ending Balances (in shares) at Dec. 31, 2010		0	68,730,731			(10,665,754)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	66,739			66,739
Unrealized holding gains on securities available-for-sale arising during the period	3,605				3,605
Change in retirement obligation	(12,854)				(12,854)
Unrealized gain on derivatives-Trust Preferred Swap	391				391
Foreign Currency Exchange	(588)				(588)
Total comprehensive income	57,293
Cash dividends declared :
Common stock at $0.78 per share in 2011, $0.40 per share in 2010 and $0.40 per share in 2009	(45,659)			(45,659)
Excess tax benefit on share-based compensation	259		259
Exercise of stock options, net of shares purchased (in shares)	158,285					23,492
Exercise of stock options, net of shares purchased	(87)		(485)			398
Restricted stock awards, net of forfeitures (in shares)						178,585
Restricted stock awards, net of forfeitures	(914)		(3,935)			3,021
Share-based compensation expense	3,935		3,935
Ending Balances at Dec. 31, 2011	$ 712,221	$ 0	$ 579,871	$ 331,351	$ (21,490)	$ (177,511)
Ending Balances (in shares) at Dec. 31, 2011		0	68,730,731			(10,463,677)